Investment Property - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [Line Items]
Amount of disposal of investment properties	$ 0	$ 0
Investment property	7,539,005	7,421,940	$ 6,795,155
Level 3 [Member]
Disclosure of detailed information about investment property [Line Items]
Investment property	8,856,391
At fair value [member]
Disclosure of detailed information about investment property [Line Items]
Investment property	$ 8,856,391	$ 8,484,901